Acquisitions/Real Estate Investments (Business Acquisition, Pro Forma Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014 [1]	Jun. 30, 2014	Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Jun. 09, 2014
Pro forma revenues	$ 64,909		$ 40,467		$ 187,947		$ 182,203	[2]	$ 165,340	[3]	$ 171,655	$ 163,943
Pro forma net income (loss) available to common stockholders	$ (340)	[1]	$ (5,502)		$ 6,860	[1]	$ 12,424	[1],[2]	$ (3,153)	[3]	$ 396,940	$ (156,924)
Pro forma earnings per common share-basic	$ (0.01)		$ (0.19)		$ 0.13		$ 0.52	[2]	$ (0.03)	[3]	$ 6.38	$ (3.02)
Pro forma earnings per common share-diluted	$ (0.01)		$ (0.19)		$ 0.12		$ 0.51	[2]	$ (0.03)	[3]	$ 6.17	$ (3.02)
Pro forma common shares-basic (in shares)	57,204,016		29,481,537		54,124,665		23,841,807	[2]	103,850,324	[3]	62,179,631	51,976,462
Pro forma common share-diluted (in shares)	57,204,016		29,481,537		55,035,187		24,296,691	[2]	103,850,324	[3]	64,299,008	51,976,462
Gain on remeasurement of previously held joint venture				$ 72,345			$ 72,345		$ 72,345
Bank of America Portfolio [Member]
Business acquisition, percentage of voting interests acquired													50.00%
Bank of America Portfolio [Member]
Gain on remeasurement of previously held joint venture									$ 72,345
Business acquisition, percentage of voting interests acquired													50.00%

[1]	Net income for each period has been adjusted for acquisition costs related to the property acquisitions during the period.
[2]	The Company adjusted its pro forma net income for the nine months ended September 30, 2014 for the $72,345 gain on remeasurement of a previously held joint venture that was recorded in the second quarter of 2014 because it was directly related to the Company's acquisition of the remaining 50% equity interest in the Bank of America Portfolio joint venture.
[3]	(1) The Company adjusted its pro forma net income for the year ended December 31, 2014 for the $72,345 gain on remeasurement of a previously held joint venture that was recorded in the second quarter of 2014 because it was directly related to the Company's acquisition of the remaining 50% equity interest in the Bank of America Portfolio joint venture.